Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Adjusted EBIT (5) ($ Millions)
					TSR ($)	Peer Group TSR ($)
2023	5,847,661	(3,434,422)	1,291,473	(349,239)	81.61	114.44	(259.3)	(9.9)
2022	10,467,712	9,153,853	1,110,338	1,053,973	203.51	100.08	(8.9)	52.2
2021	4,515,356	6,565,639	1,155,022	1,381,134	243.02	131.83	(8.6)	11.3
2020	2,898,033	4,106,999	900,561	1,059,643	154.37	124.20	2.4	10.8

(1)	The PEO for each year presented was Thomas R. Stanton. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2023	2022	2021	2020
Ulrich Dopfer	Michael K. Foliano	Michael K. Foliano	Michael K. Foliano
James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.
Christoph Glingener	Ronald D. Centis	Ronald D. Centis	Ronald D. Centis
Michael K. Foliano	Raymond Harris	Raymond Harris	Eduard Scheiterer
Christoph Glingener
As discussed in Compensation Discussion & Analysis, Dr. Glingener became an NEO in July 2022 in connection with the Business Combination. Compensation amounts reflected in this Pay Versus Performance Disclosure for Dr. Glingener reflect only the period from July 15, 2022 through December 31, 2022.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas R. Stanton ($)	Exclusion of Stock Awards for Thomas R. Stanton ($)	Inclusion of Equity Values for Thomas R. Stanton ($)	Compensation Actually Paid to Thomas R. Stanton ($)
2023	5,847,661	(4,918,164)	(4,363,919)	(3,434,422)
2022	10,467,712	(8,632,599)	7,318,740	9,153,853
2021	4,515,356	(2,503,918)	4,554,201	6,565,639
2020	2,898,033	(1,846,036)	3,055,002	4,106,999

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,291,473	(825,756)	(814,956)	(349,239)
2022	1,110,338	(567,713)	511,348	1,053,973
2021	1,155,022	(596,692)	822,804	1,381,134
2020	900,561	(419,856)	578,938	1,059,643
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas R. Stanton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas R. Stanton ($)	Total - Inclusion of Equity Values for Thomas R. Stanton ($)
2023	1,346,597	(4,573,766)	—	(1,136,750)	(4,363,919)
2022	5,844,855	(1,132,391)	1,158,854	1,447,422	7,318,740
2021	1,507,454	2,288,391	—	758,356	4,554,201
2020	1,578,027	1,271,442	—	205,533	3,055,002

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	201,573	(880,712)	—	(135,817)	(814,956)
2022	—	(228,123)	289,716	449,755	511,348
2021	278,739	449,732	—	94,333	822,804
2020	326,654	221,552	—	30,732	578,938

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Telecommunications Index (“NASDAQ Telecom Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Telecom Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Adjusted EBIT is a
non-GAAP
measure used in our VICC, and is defined as the Company’s earnings before interest and tax, determined based on the Company’s audited financial results, and adjusted to remove: any restructuring expenses; acquisition-related expenses and amortization of intangibles; stock-based compensation expense; the non-cash
change in fair value of equity investments held in the Deferred Compensation Plan; and any other non-GAAP
exclusions approved by the Compensation Committee. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)	The PEO for each year presented was Thomas R. Stanton. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2023	2022	2021	2020
Ulrich Dopfer	Michael K. Foliano	Michael K. Foliano	Michael K. Foliano
James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.
Christoph Glingener	Ronald D. Centis	Ronald D. Centis	Ronald D. Centis
Michael K. Foliano	Raymond Harris	Raymond Harris	Eduard Scheiterer
Christoph Glingener

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Telecommunications Index (“NASDAQ Telecom Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Telecom Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,847,661	$ 10,467,712	$ 4,515,356	$ 2,898,033
PEO Actually Paid Compensation Amount	$ (3,434,422)	9,153,853	6,565,639	4,106,999
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Thomas R. Stanton ($)	Exclusion of Stock Awards for Thomas R. Stanton ($)	Inclusion of Equity Values for Thomas R. Stanton ($)	Compensation Actually Paid to Thomas R. Stanton ($)
2023	5,847,661	(4,918,164)	(4,363,919)	(3,434,422)
2022	10,467,712	(8,632,599)	7,318,740	9,153,853
2021	4,515,356	(2,503,918)	4,554,201	6,565,639
2020	2,898,033	(1,846,036)	3,055,002	4,106,999

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas R. Stanton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas R. Stanton ($)	Total - Inclusion of Equity Values for Thomas R. Stanton ($)
2023	1,346,597	(4,573,766)	—	(1,136,750)	(4,363,919)
2022	5,844,855	(1,132,391)	1,158,854	1,447,422	7,318,740
2021	1,507,454	2,288,391	—	758,356	4,554,201
2020	1,578,027	1,271,442	—	205,533	3,055,002

Non-PEO NEO Average Total Compensation Amount	$ 1,291,473	1,110,338	1,155,022	900,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ (349,239)	1,053,973	1,381,134	1,059,643
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,291,473	(825,756)	(814,956)	(349,239)
2022	1,110,338	(567,713)	511,348	1,053,973
2021	1,155,022	(596,692)	822,804	1,381,134
2020	900,561	(419,856)	578,938	1,059,643

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	201,573	(880,712)	—	(135,817)	(814,956)
2022	—	(228,123)	289,716	449,755	511,348
2021	278,739	449,732	—	94,333	822,804
2020	326,654	221,552	—	30,732	578,938

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR of the Company and the NASDAQ Telecom Index over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted EBIT
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and Adjusted EBIT during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the cumulative TSR of the Company and the NASDAQ Telecom Index over the four most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Adjusted EBIT
Gross Margin
Relative TSR

Total Shareholder Return Amount	$ 81.61	203.51	243.02	154.37
Peer Group Total Shareholder Return Amount	114.44	100.08	131.83	124.2
Net Income (Loss)	$ (259,300,000)	$ (8,900,000)	$ (8,600,000)	$ 2,400,000
Company Selected Measure Amount	(9,900,000)	52,200,000	11,300,000	10,800,000
PEO Name	Thomas R. Stanton
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description	We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Adjusted EBIT is a
non-GAAP
measure used in our VICC, and is defined as the Company’s earnings before interest and tax, determined based on the Company’s audited financial results, and adjusted to remove: any restructuring expenses; acquisition-related expenses and amortization of intangibles; stock-based compensation expense; the non-cash
change in fair value of equity investments held in the Deferred Compensation Plan; and any other non-GAAP
	exclusions approved by the Compensation Committee. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,918,164)	$ (8,632,599)	$ (2,503,918)	$ (1,846,036)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,363,919)	7,318,740	4,554,201	3,055,002
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,346,597	5,844,855	1,507,454	1,578,027
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,573,766)	(1,132,391)	2,288,391	1,271,442
PEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,158,854	0	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,136,750)	1,447,422	758,356	205,533
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(825,756)	(567,713)	(596,692)	(419,856)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(814,956)	511,348	822,804	578,938
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,573	0	278,739	326,654
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(880,712)	(228,123)	449,732	221,552
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	289,716	0	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (135,817)	$ 449,755	$ 94,333	$ 30,732